COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
30.	commitments and contingencies

Acquisition of Fixed Assets

As of December 31, 2016, the Group had commitments of approximately $33.9 million related to the acquisition of fixed assets, which is expected to be settled within the next 12 months.

Operating Lease Commitments

The Group has entered into leasing arrangements relating to office premises and other facilities that are classified as operating leases. Future minimum lease payments for non-cancelable operating leases as of December 31, 2016 are as follows:

As of December 31,
In millions of $	2016

Year 2017	1.2
Year 2018	0.5
Year 2019	0.2

Total	1.9

The terms of the leases do not contain rent escalation or contingent rent.

Litigation

The Group was involved in certain cases pending in PRC and U.S. courts and arbitration as of December 31, 2016. For certain proceedings, the Group is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses. The Group is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, or the progress of settlement negotiations. On an annual basis, the Group reviews relevant information with respect to litigation contingencies, and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

For certain proceedings that the Group is involved as the plaintiff and expects favorable outcome, an estimated gain from a gain contingency is not reflected in the consolidated balance sheets or statements of comprehensive income until the realization of the gain contingency.

In July 2013, Q CELLS filed an arbitration claim in Frankfurt, Germany, against the insolvency administrator of Global PVQ SE (formerly known as Q Cells SE) regarding the dispute over the adjustment to the purchase price for certain assets of Q Cells SE acquired by Q CELLS, and certain liabilities related thereto assumed by Q CELLS, pursuant to the asset purchase agreement by and among the insolvency administrator, Hanwha Solar Germany GmbH (predecessor of Q CELLS) and Hanwha Chemical Corporation dated August 26, 2012. In October 2015, Q CELLS obtained an arbitral award in the amount of EUR45.9 million, in which EUR2.2 million ($2.4 million) representing the compensation on the legal and other fees incurred for the arbitration was deducted from operating expenses and the remaining EUR43.7 million ($48.5 million) was recorded as reversal of litigation accruals in the statement of comprehensive income (loss) to reverse the related liability accrued.